Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2020

Effective immediately, in each prospectus, the following risk is added under “Summary Section—Principal Risks” and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks” for all Funds:

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process shareholder redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.

Thrivent Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2020

Effective immediately, in each prospectus, the following risk is added under “Summary Section—Principal Risks” and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks” for all Funds:

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process shareholder redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.

Thrivent Balanced Income Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2020

Effective immediately, in each prospectus, the following risk is added under “Summary Section—Principal Risks” and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks” for all Funds:

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process shareholder redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.

Thrivent Diversified Income Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2020

Effective immediately, in each prospectus, the following risk is added under “Summary Section—Principal Risks” and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks” for all Funds:

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process shareholder redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.

Thrivent Global Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2020

Effective immediately, in each prospectus, the following risk is added under “Summary Section—Principal Risks” and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks” for all Funds:

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process shareholder redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.

Thrivent Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2020

Effective immediately, in each prospectus, the following risk is added under “Summary Section—Principal Risks” and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks” for all Funds:

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process shareholder redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.

Thrivent High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2020

Effective immediately, in each prospectus, the following risk is added under “Summary Section—Principal Risks” and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks” for all Funds:

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process shareholder redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.

Thrivent Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2020

Effective immediately, in each prospectus, the following risk is added under “Summary Section—Principal Risks” and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks” for all Funds:

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process shareholder redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.

Thrivent International Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2020

Effective immediately, in each prospectus, the following risk is added under “Summary Section—Principal Risks” and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks” for all Funds:

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process shareholder redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.

Thrivent Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2020

Effective immediately, in each prospectus, the following risk is added under “Summary Section—Principal Risks” and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks” for all Funds:

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process shareholder redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.

Thrivent Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2020

Effective immediately, in each prospectus, the following risk is added under “Summary Section—Principal Risks” and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks” for all Funds:

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process shareholder redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.

Thrivent Limited Maturity Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2020

Effective immediately, in each prospectus, the following risk is added under “Summary Section—Principal Risks” and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks” for all Funds:

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process shareholder redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.

Thrivent Mid Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2020

Effective immediately, in each prospectus, the following risk is added under “Summary Section—Principal Risks” and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks” for all Funds:

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process shareholder redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.

Thrivent Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2020

Effective immediately, in each prospectus, the following risk is added under “Summary Section—Principal Risks” and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks” for all Funds:

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process shareholder redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.

Thrivent Moderately Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2020

Effective immediately, in each prospectus, the following risk is added under “Summary Section—Principal Risks” and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks” for all Funds:

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process shareholder redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.

Thrivent Moderately Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2020

Effective immediately, in each prospectus, the following risk is added under “Summary Section—Principal Risks” and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks” for all Funds:

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process shareholder redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.

Thrivent Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2020

Effective immediately, in each prospectus, the following risk is added under “Summary Section—Principal Risks” and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks” for all Funds:

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process shareholder redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.

Thrivent Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2020

Effective immediately, in each prospectus, the following risk is added under “Summary Section—Principal Risks” and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks” for all Funds:

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process shareholder redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.

Thrivent Opportunity Income Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2020

Effective immediately, in each prospectus, the following risk is added under “Summary Section—Principal Risks” and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks” for all Funds:

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process shareholder redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.

Thrivent Small Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2020

Effective immediately, in each prospectus, the following risk is added under “Summary Section—Principal Risks” and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks” for all Funds:

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process shareholder redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.

Thrivent High Income Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2020

Effective immediately, in each prospectus, the following risk is added under “Summary Section—Principal Risks” and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks” for all Funds:

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process shareholder redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.

Thrivent Low Volatility Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2020

Effective immediately, in each prospectus, the following risk is added under “Summary Section—Principal Risks” and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks” for all Funds:

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process shareholder redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.

Thrivent Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2020

Effective immediately, in each prospectus, the following risk is added under “Summary Section—Principal Risks” and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks” for all Funds:

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process shareholder redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.

Thrivent Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2020

Effective immediately, in each prospectus, the following risk is added under “Summary Section—Principal Risks” and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks” for all Funds:

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process shareholder redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.

Thrivent Multidimensional Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2020

Effective immediately, in each prospectus, the following risk is added under “Summary Section—Principal Risks” and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks” for all Funds:

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process shareholder redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.

Thrivent Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2020

Effective immediately, in each prospectus, the following risk is added under “Summary Section—Principal Risks” and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks” for all Funds:

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process shareholder redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.